Summary of significant accounting policies (Details 2)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cellcom [Member]
Statement [Line Items]
Country	Israel
Main activity	Telecommunications
% of ownership interest held by the Group		46.20%
Description of equity interest	Cellcom Israel Ltd.
Elron [Member]
Statement [Line Items]
Country	Israel
Main activity	Investment
% of ownership interest held by the Group		61.06%	44.10%
Description of equity interest	Elron Electronic Industries Ltd.
IRSA Propiedades Comerciales S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group	79.92%	80.65%	83.80%
Description of equity interest	IRSA CP
E-commerce Latina S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	E-Commerce Latina S.A.
Efanur S.A. [Member]
Statement [Line Items]
Country	Uruguay
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Efanur S.A.
Hoteles Argentinos S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Hotel
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Hoteles Argentinos S.A.U.
Inversora Bolivar S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Inversora Bolívar S.A.
Llao Llao Resorts S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Hotel
% of ownership interest held by the Group	50.00%	50.00%	50.00%
Description of equity interest	Llao Llao Resorts S.A.
Nuevas Fronteras S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Hotel
% of ownership interest held by the Group	76.34%	76.34%	76.34%
Description of equity interest	Nuevas Fronteras S.A.
Palermo Invest S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Palermo Invest S.A.
Ritelco S.A. [Member]
Statement [Line Items]
Country	Uruguay
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Ritelco S.A.
Tyrus S.A. [Member]
Statement [Line Items]
Country	Uruguay
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Tyrus S.A.
U.T. IRSA And Galerias Pacifico [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
% of ownership interest held by the Group	50.00%	50.00%	50.00%
Description of equity interest	UT IRSA y Galerías Pacífico S.A.
Arcos Del Gourmet S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group	90.00%	90.00%	90.00%
Description of equity interest	Arcos del Gourmet S.A.
Emprendimiento Recoleta S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group	53.68%	53.68%	53.68%
Description of equity interest	Emprendimiento Recoleta S.A.
Fibesa S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Fibesa S.A.
Panamerican Mall S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group	80.00%	80.00%	80.00%
Description of equity interest	Panamerican Mall S.A.
Shopping Neuquen S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group	99.95%	99.95%	99.95%
Description of equity interest	Shopping Neuquén S.A.
Torodur S.A. [Member]
Statement [Line Items]
Country	Uruguay
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Torodur S.A.
EHSA [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
% of ownership interest held by the Group	70.00%	70.00%	70.00%
Description of equity interest	EHSA
Centro De Entretenimiento La Plata [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Centro de Entretenimiento La Plata
We Are APPA S.A. (ex Pareto S.A.) [Member]
Statement [Line Items]
Country	Argentina
Main activity	Design and software development
% of ownership interest held by the Group	93.63%	69.69%	69.69%
Description of equity interest	We Are APPA S.A. (ex Pareto S.A.)
La Malteria [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
% of ownership interest held by the Group			100.00%
Description of equity interest	La Malteria
DFL and DN BV [Member]
Statement [Line Items]
Country	Bermudas/ Netherlands
Main activity	Investment
% of ownership interest held by the Group	99.50%	97.04%	96.46%
Description of equity interest	DFL and DN BV
IRSA International LLC [Member]
Statement [Line Items]
Country	United States
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	IRSA International LLC
Jiwin S.A. [Member]
Statement [Line Items]
Country	Uruguay
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Jiwin S.A.
Liveck S.A. [Member]
Statement [Line Items]
Country	Uruguay
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Liveck S.A.
Real Estate Investment Group V LP (Reig V) [Member]
Statement [Line Items]
Country	Bermudas
Main activity	Investment
% of ownership interest held by the Group			100.00%
Description of equity interest	Real Estate Investment Group V LP (REIG V)
Real Estate Strategies LLC [Member]
Statement [Line Items]
Country	United States
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Real Estate Strategies LLC
Real Estate Investment Group VII LP (Reig VII) [Member]
Statement [Line Items]
Country	Bermudas
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Real Estate Investment Group VII LP (REIG VII)
IDB Development Corporation Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Investment
% of ownership interest held by the Group		100.00%	100.00%
Description of equity interest	IDB Development Corporation Ltd.
Dolphin IL Investment Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Dolphin IL Investment Ltd.
Discount Investment Corporation Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Investment
% of ownership interest held by the Group		83.72%	83.77%
Description of equity interest	Discount Investment Corporation Ltd.
IDB Tourism (2009) Ltd [Member]
Statement [Line Items]
Country	Israel
Main activity	Tourism services
% of ownership interest held by the Group		100.00%	100.00%
Description of equity interest	IDB Tourism (2009) Ltd.
IDB Group Investment Inc. [Member]
Statement [Line Items]
Country	Israel
Main activity	Investment
% of ownership interest held by the Group		100.00%	100.00%
Description of equity interest	IDB Group Investment Inc
Property & Building Corporation Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Real estate
% of ownership interest held by the Group		72.40%	68.80%
Description of equity interest	Property & Building Corporation Ltd.
Bartan Holdings And Investments Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Investment
% of ownership interest held by the Group		55.68%	61.06%
Description of equity interest	Bartan Holdings and Investments Ltd.
Epsilon Investment House Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Investment
% of ownership interest held by the Group		68.75%	55.68%
Description of equity interest	Epsilon Investment House Ltd.
Mehadrin Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Agricultural
% of ownership interest held by the Group		43.75%	68.75%
Description of equity interest	Mehadrin Ltd.
Gav-Yam Bayside Land Corporation Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Real estate
% of ownership interest held by the Group			51.70%
Description of equity interest	Gav-Yam Bayside Land Corporation Ltd.
Ispro The Israeli Properties Rental Corporation Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Real estate
% of ownership interest held by the Group		100.00%	100.00%
Description of equity interest	Ispro The Israeli Properties Rental Corporation Ltd.
Matam - Scientific Industries Center Haifa Ltd.[Member]
Statement [Line Items]
Country	Israel
Main activity	Real estate
% of ownership interest held by the Group		50.10%	50.10%
Description of equity interest	Matam - Scientific Industries Center Haifa Ltd.
Hadarim Properties Ltd.[Member]
Statement [Line Items]
Country	Israel
Main activity	Real estate
% of ownership interest held by the Group		100.00%	100.00%
Description of equity interest	Hadarim Properties Ltd.
Property & Building Commercial Centers Ltd.[Member]
Statement [Line Items]
Country	Israel
Main activity	Real estate
% of ownership interest held by the Group		100.00%	100.00%
Description of equity interest	Property & Building (Commercial Centers) Ltd.
PBC USA Investments Inc [Member]
Statement [Line Items]
Country	United States
Main activity	Real estate
% of ownership interest held by the Group		100.00%	100.00%
Description of equity interest	PBC USA Investments Inc